Note 45	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactions
As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of June 30, 2026 and December 31, 2025, the transactions with related parties are the following:
45.1    Transactions with significant shareholders
As of June 30, 2026 and December 31, 2025 there were no shareholders with significant influence.
45.2    Transactions with entities related to BBVA Group
The balances of the main captions in the condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

BALANCES ARISING FROM TRANSACTIONS WITH ENTITIES RELATED TO THE GROUP (MILLIONS OF EUROS)

	June 2026	December 2025
Assets
Loans and advances to credit institutions	44	38
Loans and advances to customers	485	632
Debt securities	2	4
Liabilities
Deposits from credit institutions	1	1
Customer deposits	88	109
Memorandum accounts
Financial guarantees given	83	100
Other commitments given	577	625
Loan commitments given	6	82
The balances of the main aggregates in the condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

BALANCES OF CONSOLIDATED INCOME STATEMENT ARISING FROM TRANSACTIONS WITH ENTITIES RELATED TO THE GROUP (MILLIONS OF EUROS)

	June 2026	June 2025
Income statement
Interest and other income	21	14
Interest expense	1	1
Fee and commission income	3	3
Fee and commission expense	32	14
There were no other material effects in the Consolidated Financial Statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1 to the consolidated financial statements for the year ended December 31, 2025) and from the insurance policies to cover pension or similar commitments (see Note 25 to the consolidated financial statements for the year ended December 31, 2025) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its regular activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the Consolidated Financial Statements.
45.3    Transactions with members of the Board of Directors and Senior Management
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

BALANCE (THOUSANDS OF EUROS)

	June 30, 2026				December 31, 2025
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	1,738	1,798	4,558	946	1,741	204	5,285	369
Bank guarantees	—	—	10	—	—	—	10	—
(1) Excluding executive directors.
Information on the remuneration and other benefits of the Board of Directors and members of the Bank's Senior Management is provided in Note 46.